Subsequent Events	6 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
20.	SUBSEQUENT EVENTS
BP order
Subsequent to the reporting period, BP has placed the largest ever order from a single customer in Tritium’s history. Tritium is supplying the chargers for BP pulse as part of a multi-year contract between the two companies, announced in April 2022, for chargers and related services to support BP’s growth in electrification. BP’s order includes a mix of Tritium’s 50kW RTM and 150kW PKM chargers.
Evyve order
Subsequent to the reporting period, Tritium has executed an agreement with evyve, an EV charging network in the UK, to become the network’s preferred fast charger technology provider. The agreement includes initial total orders for 350 Tritium fast chargers and evyve has received first deliveries of these chargers, 60 of which are now installed and operational. The evyve charging network is planned to consist of Tritium’s modular chargers, including the 75kW charger and 150kW fast charger.